Shareholder Report, Line Graph (Details) ITIQ_MML Foreign Fund_Service Class_TSR Annual {Service Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Service Class
Account Value [Line Items]
Accumulated Value	$ 14,128	$ 13,700	$ 11,814	$ 13,877	$ 12,286	$ 11,638	$ 10,319	$ 12,289	$ 10,118	$ 10,000	$ 18,700
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index
Accumulated Value	$ 16,735	$ 16,118	$ 13,632	$ 15,935	$ 14,322	$ 13,284	$ 10,887	$ 12,629	$ 10,100	$ 10,000	$ 21,959